Offerings	Feb. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 21,562,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,977.78
Offering Note	Includes 562,500 Class A ordinary shares that the underwriters have the option to purchase to cover any over-allotments.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The price of $5.00 per share represents the high end of the proposed offering price range.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	1,568,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 7,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,082.70
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The price of $5.00 per share represents the high end of the proposed offering price range.

This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by selling shareholders of the Registrant of 1,568,000 Class A ordinary shares previously issued to the selling shareholders as named in the Resale Prospectus.